Note 9 - Real Estate (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real estate in judgment subject to redemption	$ 0	$ 110
Real estate acquired through foreclosure	1,245	2,269
Real estate acquired through deed in lieu of foreclosure	28	465
	1,273	2,844
Allowance for losses	(662)	(799)
	611	2,045
Residential [Member]
Real estate in judgment subject to redemption	0	110
Real estate acquired through foreclosure	0	0
Real estate acquired through deed in lieu of foreclosure	0	0
	0	110
Allowance for losses	0	(62)
	0	48
Commercial and Other [Member]
Real estate in judgment subject to redemption	0	0
Real estate acquired through foreclosure	1,245	2,269
Real estate acquired through deed in lieu of foreclosure	28	465
	1,273	2,734
Allowance for losses	(662)	(737)
	$ 611	$ 1,997